MARKETABLE SECURITIES (Tables)	12 Months Ended
Mar. 31, 2025
MARKETABLE SECURITIES
Marketable securities
Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Decrease
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	8,250	(899,250)
Carlyle Commodities Corp - Warrants	550,000	727,000	-	(727,000)
Other	1,678,839	14,237	13,836	(401)
Total	2,778,839	1,648,737	22,086	(1,626,651)